Supplement dated March 20, 2019
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP SM - MFS® Blended Research® Core Equity Fund (the Fund)	5/1/2018
On March 19, 2019 the Fund's Board of Trustees approved changes to the Fund's subadviser and principal investment strategies. As a result, effective on or about May 20, 2019 (the Effective Date), Massachusetts Financial Services Company no longer serves as the subadviser to the Fund, and Jacobs Levy Equity Management, Inc. (Jacobs Levy) and T. Rowe Price Associates, Inc. (T. Rowe Price) assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio - Partners Core Equity Fund. Accordingly, on the Effective Date, all references in the Prospectus to CTIVPSM - MFS® Blended Research® Core Equity Fund are hereby deleted and replaced with Variable Portfolio - Partners Core Equity Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection "Principal Investment Strategies” in the "Summary of CTIVPSM - MFS® Blended Research® Core Equity Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities. Equity securities include, for example, common stock, preferred stock and convertible securities. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. The Fund may from time to time emphasize one or more sectors in selecting its investments.
Fundamental analysis and quantitative models are utilized in buying and selling investments for the Fund.
The information under the subsection “Principal Risks” in the “Summary of CTIVPSM - MFS® Blended Research® Core Equity Fund" section is hereby revised to remove Growth Securities Risk, Investment Strategy Risk, Real Estate-Related Investment Risk and Value Securities Risk, and to add Multi-Adviser Risk and to replace Sector Risk with the following:
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The fourth paragraph under the subsection "Performance Information” in the “Summary of CTIVPSM - MFS® Blended Research® Core Equity Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The information under the subsection "Fund Management” in the “Summary of CTIVPSM - MFS® Blended Research® Core Equity Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Jacobs Levy Equity Management, Inc. (Jacobs Levy)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce Jacobs, Ph.D.	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	May 2019
Kenneth Levy, CFA	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	May 2019
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Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Rottinghaus, CPA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	May 2019
The information under the subsection “Principal Investment Strategies” in the “More Information About CTIVPSM - MFS® Blended Research® Core Equity Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities. Equity securities include, for example, common stock, preferred stock and convertible securities. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund may from time to time emphasize one or more sectors in selecting its investments.
Fundamental analysis and quantitative models are utilized in buying and selling investments for the Fund.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: Jacobs Levy Equity Management, Inc. (Jacobs Levy) and T. Rowe Price Associates, Inc. (T. Rowe Price) (Jacobs Levy and T. Rowe Price, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.
Jacobs Levy
Jacobs Levy utilizes a dynamic, multidimensional investment process that combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. Jacobs Levy’s security evaluation process focuses on the modeling of a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to promote diversification across securities, industries, and sectors, while managing for known risk exposures relative to the underlying benchmark. The range of models is designed to allow the portfolio to be diversified across exposures to numerous potential opportunities.
Jacobs Levy generally considers selling a stock when the return prediction generated by its models, adjusted for risk and expected transaction costs, is notably surpassed by another stock’s return prediction. Partial sales may occur when Jacobs Levy’s investment process determines that these transactions could benefit portfolio performance or when, as a result of market action, a position has grown to a size that impinges on portfolio risk or liquidity limitations. Sales may also occur under special circumstances; for example, if a company agrees to be acquired, and trades as a merger arbitrage situation, its stock may be sold. Sales can be triggered when necessary valuation data are no longer available; for example, if all security analysts drop coverage of a stock, the position may be sold.
T. Rowe Price
T. Rowe Price uses fundamental, bottom-up research and takes a core approach to stock selection, which includes both growth and value styles of investing. Because the Fund has the flexibility to look for stocks with either growth or value characteristics, stocks will be selected that T. Rowe Price believes have the most favorable combination of company fundamentals, earnings potential, and valuation. Sector allocations are largely the result of T. Rowe Price’s focus on bottom-up stock selection.
In selecting stocks for the Fund, T. Rowe Price typically seeks out companies with one or more of the following characteristics:
■	experienced and capable management;
■	above-average earnings growth, cash flow growth, or profit margins;
■	leading or improving market position or proprietary advantages;
■	attractive business niche with the potential to sustain earnings momentum even during times of slow economic growth;
■	attractive valuation relative to a company’s peers or its own historical norm;
■	low stock price relative to a company’s underlying asset values; and/or
■	potential to conduct share repurchases.
Through bottom-up fundamental analysis, T. Rowe Price seeks to identify the most attractively valued large U.S. companies with capital appreciation potential, by placing less emphasis on economic trends, business cycles, or the industry in which the company operates.

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T. Rowe Price may also deviate from its normal investment criteria in special situations which might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
T. Rowe Price may sell securities for a variety of reason, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The information under the subsection “Principal Risks” in the “More Information About CTIVPSM - MFS® Blended Research® Core Equity Fund" section is hereby revised to remove Growth Securities Risk, Investment Strategy Risk, Real Estate-Related Investment Risk and Value Securities Risk, and to add Multi-Adviser Risk and to replace Sector Risk with the following:
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The information under the subsection "Portfolio Management" in the "More Information About CTIVPSM - MFS® Blended Research® Core Equity Fund" section is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreements with Jacobs Levy and T. Rowe Price will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2019.
The date the Subadvisers began serving the Fund is set forth under Subadvisers below. Any performance of the Fund prior to the date the Subadvisers began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadvisers’ management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadvisers
Jacobs Levy, which has served as Subadviser to the Fund since May 2019, is located at 100 Campus Drive, 2nd Floor West, Florham Park, New Jersey 07932. Jacobs Levy, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio under a subadvisory agreement with Columbia Management. Jacobs Levy, a New Jersey corporation, was founded in September 1986. Jacobs Levy’s core business activity is managing U.S. equity portfolios for its clients, which include institutions with separately managed accounts, registered investment companies, and pooled investment vehicles intended for sophisticated, institutional investors.
T. Rowe Price, which has served as Subadviser to the Fund since May 2019, is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. T. Rowe Price is a Maryland corporation founded in 1937 that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

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Subadviser: Jacobs Levy Equity Management, Inc. (Jacobs Levy)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce Jacobs, Ph.D.	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	May 2019
Kenneth Levy, CFA	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	May 2019
Dr. Jacobs is a Principal and Co-Founder of Jacobs Levy, which was established in 1986. Dr. Jacobs began his investment career in 1982 and earned a B.A. from Columbia College, an M.S. from Columbia University, an M.S.I.A. from Carnegie Mellon University, and an M.A. and a Ph.D. from the University of Pennsylvania’s Wharton School.
Mr. Levy is a Principal and Co-Founder of Jacobs Levy, which was established in 1986. Mr. Levy began his investment career in 1982 and earned a B.A. from Cornell University and an M.B.A. and an M.A. from the University of Pennsylvania’s Wharton School.
Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Rottinghaus, CPA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	May 2019
Mr. Rottinghaus joined T. Rowe Price in 2001. Mr. Rottinghaus began his investment career in 2000 and earned a B.S. from Bowling Green State University and an M.B.A. from the University of Pennsylvania’s Wharton School.
Shareholders should retain this Supplement for future reference.
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